Offerings	Aug. 06, 2024 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value per share, reserved for issuance pursuant to the Amended and Restated 2007 Equity Incentive Plan, as amended
Amount Registered	7,500,000
Proposed Maximum Offering Price per Unit	2.9
Maximum Aggregate Offering Price	$ 21,750,000
Fee Rate	0.01476%
Amount of Registration Fee	$ 3,210.3
Offering Note

(2)

Estimated solely for the purpose of calculating the proposed maximum aggregate offering price and the registration fee pursuant to Rules 457(c) and 457(h) of the Securities Act, based on the average of the high and low prices of the Common Stock as reported on The Nasdaq Capital Market on July 31, 2024, which was $2.90.

(3)

Represents an increase in the number of shares of Common Stock reserved for issuance under the 2007 Plan pursuant to an amendment to the 2007 Plan approved by the stockholders of the Registrant on June 13, 2024.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value per share, reserved for issuance pursuant to the 1997 Employee Stock Purchase Plan, as amended
Amount Registered	1,200,000
Proposed Maximum Offering Price per Unit	2.9
Maximum Aggregate Offering Price	$ 3,480,000
Fee Rate	0.01476%
Amount of Registration Fee	$ 513.65
Offering Note

(2)

Estimated solely for the purpose of calculating the proposed maximum aggregate offering price and the registration fee pursuant to Rules 457(c) and 457(h) of the Securities Act, based on the average of the high and low prices of the Common Stock as reported on The Nasdaq Capital Market on July 31, 2024, which was $2.90.

(4)

Represents an increase in the number of shares of Common Stock reserved for issuance under the ESPP pursuant to an amendment to the ESPP approved by the stockholders of the Registrant on June 13, 2024.

Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value per share, reserved for issuance upon the exercise of an outstanding inducement option granted outside of any plan
Amount Registered	325,000
Proposed Maximum Offering Price per Unit	1.66
Maximum Aggregate Offering Price	$ 539,500
Fee Rate	0.01476%
Amount of Registration Fee	$ 79.63
Offering Note

(5)

Estimated solely for the purpose of calculating the proposed maximum aggregate offering price and the registration fee in accordance with Rules 457(c) and 457(h) of the Securities Act, based upon $1.66, which is the exercise price for the options to purchase 325,000 shares of Common Stock granted to certain employees outside of a plan as an inducement material to such employees entering into employment with the Registrant.

(6)	Represents 325,000 shares of Common Stock issuable upon the exercise of inducement options granted to certain employees.

Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value per share, reserved for issuance upon the exercise of an outstanding inducement option granted outside of any plan
Amount Registered	325,000
Proposed Maximum Offering Price per Unit	1.51
Maximum Aggregate Offering Price	$ 490,750
Fee Rate	0.01476%
Amount of Registration Fee	$ 72.43
Offering Note

(7)

Estimated solely for the purpose of calculating the proposed maximum aggregate offering price and the registration fee in accordance with Rules 457(c) and 457(h) of the Securities Act, based upon $1.51, which is the exercise price for the options to purchase 325,000 shares of Common Stock granted to certain employees outside of a plan as an inducement material to such employees entering into employment with the Registrant.

(8)	Represents 325,000 shares of Common Stock issuable upon the exercise of inducement options granted to certain employees.

Offering: 5
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value per share, reserved for issuance upon the exercise of an outstanding inducement option granted outside of any plan
Amount Registered	60,000
Proposed Maximum Offering Price per Unit	1.54
Maximum Aggregate Offering Price	$ 92,400
Fee Rate	0.01476%
Amount of Registration Fee	$ 13.64
Offering Note

(9)

Estimated solely for the purpose of calculating the proposed maximum aggregate offering price and the registration fee in accordance with Rules 457(c) and 457(h) of the Securities Act, based upon $1.54, which is the exercise price for the options to purchase 60,000 shares of Common Stock granted to certain employees outside of a plan as an inducement material to such employees entering into employment with the Registrant.

(10)	Represents 60,000 shares of Common Stock issuable upon the exercise of inducement options granted to certain employees.

Offering: 6
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value per share, reserved for issuance pursuant to inducement restricted stock units
Amount Registered	700,000
Proposed Maximum Offering Price per Unit	2.61
Maximum Aggregate Offering Price	$ 1,827,000
Fee Rate	0.01476%
Amount of Registration Fee	$ 269.67
Offering Note

(11)

Estimated solely for the purpose of calculating the proposed maximum aggregate offering price and the registration fee in accordance with Rules 457(c) and 457(h) of the Securities Act, based upon $2.61, which is the exercise price for the options to purchase 600,000 shares of Common Stock and fair market value of the RSUs consisting of 100,000 shares of Common Stock granted to granted to certain employees outside of a plan as an inducement material to such employees entering into employment with the Registrant.

(12)	Represents 600,000 shares of Common Stock issuable upon the exercise of inducement options and RSUs consisting of 100,000 shares of Common Stock granted to certain employees.